LONG TERM INVESTMENTS -Equity securities without readily determinable fair value - (Details)	1 Months Ended
	Dec. 31, 2019 USD ($)	Oct. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Oct. 31, 2017 USD ($)
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value	$ 2,036,413		$ 1,454,440
Tibet Gelonghui Information Technology Co., LTD ("Gelonghui")
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value	1,436,413		$ 1,454,440
Percentage of equity interest acquired		1.00%
Purchase consideration		¥ 10,000,000		$ 1,536,972
UNext Group Limited ("UNext")
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value	$ 600,000
Percentage of equity interest acquired	0.60%
Purchase consideration	$ 600,000